MARKET RISK (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Monetary assets		$ 1.9	$ 1.1
Monetary liabilities		14.7	8.0
Net currency exposure		(12.8)	(6.9)
USD
Disclosure of detailed information about financial instruments [line items]
Monetary assets	[1]	1.2	1.1
Monetary liabilities	[1]	13.5	6.8
Net currency exposure	[1]	(12.3)	(5.7)
EUR
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.0	0.0
Monetary liabilities		0.3	0.9
Net currency exposure		(0.3)	(0.9)
CAD
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.7	0.0
Monetary liabilities		0.1	0.0
Net currency exposure		0.6	0.0
Other
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.0	0.0
Monetary liabilities		0.8	0.3
Net currency exposure		$ (0.8)	$ (0.3)

[1]	USD owed/held by Canadian subsidiaries.